Acquisitions (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Smart Receipt Acquisition [Member]
Accounts receivable, net	$ 161,664
Other assets	6,620
Customer relationships	2,010,000
Developed technology	260,000
Trade name	176,000
Goodwill	2,890,801
Total assets acquired	5,505,085
Liabilities assumed	(191,561)
Net assets acquired	5,313,524
Cash	2,368,019
Earn Out	2,273,000
Common stock	672,505
Total purchase price	5,313,524
Sequence [Member]
Merchant relationships	181,000
Developed technology	76,000
Trade name	71,000
Goodwill	379,750
Total assets acquired	707,750
Cash	300,000
Earn Out	224,000
Common stock	183,750
Total purchase price	707,750
Front Door [Member]
Cash	5,500
Accounts receivable, net	27,467
Contracts	813,000
Customer relationships	22,000
Merchant relationships	96,000
Non-compete agreement	124,000
Goodwill	1,535,658
Total assets acquired	2,623,625	2,623,625
Liabilities assumed	(46,219)
Net assets acquired	2,577,406
Cash	100,000
Common stock	1,112,310
Promissory note, net	1,365,096
Total purchase price	$ 2,577,406